Document and Entity Information	Jul. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2023
Entity File Number	1-8601
Entity Registrant Name	CreditRiskMonitor.com, Inc.
Entity Central Index Key	0000315958
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	36-2972588
Entity Address, Address Line One	704 Executive Boulevard
Entity Address, City or Town	Valley Cottage
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10989
City Area Code	845
Local Phone Number	230-3000
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	CRMZ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false